Short-term borrowings	12 Months Ended
Mar. 31, 2016
Short-term borrowings
Short-term borrowings

7. Short-term borrowings

        Short-term borrowings consisted of the following loans:

	As of March 31, 2016	As of March 31, 2015
Royal Bank of Scotland	$—	$809
Other	460	524

Total	$460	$1,333

        As of March 31, 2016, the above short-term borrowings consisted primarily of credit cards and bore interest of 1.9% per annum.

Credit facilities

        On January 15, 2013, the Group entered into an uncommitted receivables purchase agreement of up to $10.0 million with BNP Paribas Dublin Branch. Under the agreement the Group can assign certain receivables in exchange for cash based on LIBOR for the relevant purchase term (30/60 days) plus 3.0% per annum. On October 30, 2015, BNP Paribas increased the amount of credit limit available to the Group up to $20.0 million. There was no outstanding amount as of March 31, 2016 under this agreement.

        On November 20, 2013, Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GmbH entered into an uncommitted Pre- and Post-Shipment Advances Facility Agreement with Citibank Europe PLC for up to $5.0 million. On November 13, 2014 Luxoft Global Operations GmbH acceded to the mentioned Facility Agreement as a Borrowing Entity. On January 29, 2016 Citibank increased the total credit amount available for the Group to $12.0 million. This is a continuing agreement and remains in full effect subject to its terms until 30 days after the bank's receipt of written notice of termination from the borrower's agent. Under this agreement the borrower can use pre- or post-shipment advance. The interest rate for pre-shipment is LIBOR plus 2.0% p.a. and the interest rate for post-shipment is LIBOR plus 1.25% per annum. There was no outstanding amount as of March 31, 2016 under this agreement.

        On February 20, 2014, Luxoft USA, Inc. entered into a credit facility agreement with Citibank, N.A. for up to $5,5M. The loan bears an interest rate LIBOR + 1.25% per annum. There was no outstanding amount as of March 31, 2016 under this agreement.

        On July 16 2010, Luxoft USA Inc. and on April 9, 2015, Luxoft Global Operations GmbH respectively entered into credit agreements with Amsterdam Trade Bank N.V. for the aggregate available credit amount up to $18.0 million. For both of facilities the interest rate which is the cumulative of the applicable LIBOR and a margin which varies in relation to term of the loan 4.5-5.5%. There was no outstanding amount as of March 31, 2016 under these agreements.

        Excelian Ltd uses an invoice discounting facility of up to £3.0 million provided by Royal Bank of Scotland. Under this arrangement Excelian Ltd can assign certain receivables in exchange for cash less a discount based on 1.90% per annum. The outstanding amount was $809 million as of March 31, 2015 and nil as of March 31, 2016.

Overdraft facilities

        On October 25, 2012, Luxoft Professional, LLC entered into an overdraft facility agreement with ZAO CITIBANK for $3.0 million. As of March 31, 2016, this facility has not been drawn down. The overdraft facility bears interest at a rate of LIBOR (1M) plus 2.25% per annum overnight interest rate paid monthly. The overdraft facility is guaranteed by Luxoft Holding, Inc.

        On November 12, 2013, Luxoft Professional Romania SRL entered into an overdraft facility agreement with ZAO CITIBANK for $0.9 million. As of March 31, 2016, this facility has not been drawn down. The overdraft facility bears interest at a rate of LIBOR (1M) plus 2.00% per annum overnight interest rate paid monthly. The overdraft facility is guaranteed by Luxoft Holding, Inc. and Luxoft Professional, LLC.

        On December 16, 2009, Luxoft International entered into an overdraft facility agreement with Amsterdam Trade Bank, N.V. ("Amsterdam Trade Bank") for up to $1.6 million, which was later amended to increase the overdraft facility to up to $2.0 million. On July 20, 2012, Luxoft International renewed the overdraft facility agreement with Amsterdam Trade Bank for $2.0 million. The overdraft facility bears interest at a rate of 6.0% per annum, paid monthly. Initially the overdraft facility was guaranteed by IBS Group. On February 5, 2014 the guarantor was replaced by Luxoft Holding, Inc. The facility was closed on July 20, 2015.